OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [text block] [Abstract]
Disclosure of other liabilities [text block]

NOTE 35: OTHER LIABILITIES

	2019	2018
	£m	£m
Settlement balances	760	485
Unitholders’ interest in Open Ended Investment Companies[1]	11,928	12,933
Unallocated surplus within insurance businesses	400	382
Lease liabilities	1,844	46
Other creditors and accruals	5,401	5,787
Total other liabilities	20,333	19,633

1	Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported at fair value in other liabilities.

The maturity of the Group’s lease liabilities was as follows:

	2019	2018
	£m	£m
Not later than 1 year	241	10
Later than 1 year and not later than 2 years	222	9
Later than 2 years and not later than 3 years	207	7
Later than 3 years and not later than 4 years	170	6
Later than 4 years and not later than 5 years	145	2
Later than 5 years	859	12
	1,844	46

The Group adopted IFRS 16 Leases from 1 January 2019, see note 1.